TIMBERLINE RESOURCES CORPORATION AND SUBSIDIARIES CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2017		Sep. 30, 2016		Sep. 30, 2015
CURRENT ASSETS:
Cash	$ 245,350		$ 82,275		$ 500,965
Prepaid expenses and other current assets	27,062		15,237		23,589
Available-for-sale equity securities	272,736		420,000
Joint venture receivable					5,761
TOTAL CURRENT ASSETS	547,781		517,512		530,315
PROPERTY, MINERAL RIGHTS, AND EQUIPMENT, net	17,013,719		15,482,719	[1]	15,277,257	[1]
OTHER ASSETS:
Investment in joint venture					642,450
Restricted cash	314,982		694,157		764,662
Deposits and other assets	9,750		9,750		9,750
TOTAL OTHER ASSETS	324,732		703,907		1,416,862
TOTAL ASSETS	17,886,232		16,704,138		17,224,434
CURRENT LIABILITIES:
Accounts payable	55,682		53,665		219,474
Accrued expenses	250,850		299,000	[2]	313,048	[2]
Accrued payroll, benefits and taxes	31,385		21,750		130,965
TOTAL CURRENT LIABILITIES	337,917		374,415		663,487
LONG-TERM LIABILITIES:
Asset retirement obligation	149,254		145,656		138,720
TOTAL LONG-TERM LIABILITIES	729,254		145,656		138,720
COMMITMENTS AND CONTINGENCIES		[3]	0	[3],[4]	0	[4]
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 10,000,000 shares authorized, none issued and outstanding			0		0
Common stock, $0.001 par value; 200,000,000 shares authorized, 24,106,952 and 13,331,946 shares issued and outstanding, respectively	30,262		24,107		13,332
Additional paid-in capital	69,472,303		67,924,709		65,544,517
Accumulated deficit	(52,751,018)		(51,892,864)		(49,135,622)
Accumulated other comprehensive income:
Unrealized gain on available-for-sale equity securities, net of tax	67,514		128,115
TOTAL STOCKHOLDERS' EQUITY	16,819,061		16,184,067	[5]	16,422,227	[5]
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 17,886,232		$ 16,704,138		$ 17,224,434

[1]	Note 5
[2]	Note 10
[3]	Notes 5 and 10
[4]	Notes 4, 11 and 15
[5]	Note 13